Average Annual Total Returns (Vanguard Short-Term Federal Fund Retail)	Vanguard Short-Term Federal Fund Vanguard Short-Term Federal Fund - Investor Shares 2/1/2014 - 1/31/2015	Vanguard Short-Term Federal Fund Vanguard Short-Term Federal Fund - Admiral Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions Vanguard Short-Term Federal Fund Vanguard Short-Term Federal Fund - Investor Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Short-Term Federal Fund Vanguard Short-Term Federal Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. 1-5 Year Government Bond Index Vanguard Short-Term Federal Fund Vanguard Short-Term Federal Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. 1-5 Year Government Bond Index Vanguard Short-Term Federal Fund Vanguard Short-Term Federal Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.17%	1.27%	0.91%	0.66%	1.18%	1.18%
Five Years	1.64%	1.75%	1.10%	1.09%	1.75%	1.75%
Ten Years	3.14%	3.24%	2.16%	2.09%	3.12%	3.12%